Submission	Apr. 10, 2026	Apr. 09, 2026
Submission [Line Items]
Central Index Key	0000895421
Registrant Name		MORGAN STANLEY
Registration File Number		333-293641
Form Type		S-3
Submission Type		424B2
Fee Exhibit Type		EX-FILING FEES